5. REVENUE RECOGNITION	9 Months Ended
Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION

5.	REVENUE RECOGNITION

On July 1, 2018, the Company adopted ASU 2014-09 Revenue from Contracts with Customers (ASC 606) using the modified retrospective method for contracts that were not completed as of July 1, 2018, whereby revenues are recognized as the performance obligations to deliver products or services are satisfied and are recorded based on the amount of consideration the Company expects to receive in exchange for satisfying the performance obligations. Most of the Company’s products and services are marketed to medical device companies almost exclusively in the United States. Products and services are primarily transferred to customers at a point in time based upon when services are performed or product is shipped.

Revenues represent the amount of consideration the Company expects to receive from customers in exchange for transferring products and services. Other selling costs to obtain and fulfill contracts are expensed as incurred due to the short-term nature of a majority of its revenues. The Company extends terms of payment to its customers based on commercially reasonable terms for the markets of its customers, while also considering their credit quality. Shipping and handling costs charged to customers are included in revenues.

The Company disaggregates revenues by product and service types as it believes it best depicts how the nature, amount, timing and uncertainty of revenues and cash flows are affected by economic factors. Revenues are comprised of the following for the three and nine months ended March 31, 2020 and 2019:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2020	2019	2020	2019
Engineering Design Services	$210,065	$61,833	$1,098,234	$892,472
Optical Components	1,479,322	250,405	4,428,409	774,429
Medical Device Products and Assemblies	685,197	1,074,216	2,159,687	2,756,862
Total Revenues	$2,374,584	$1,386,454	$7,686,330	$4,423,763

Contract Assets and Liabilities

The nature of the Company’s products and services does not generally give rise to contract assets as it typically does not incur costs to fulfill a contract before a product or service is provided to a customer. The Company’s costs to obtain contracts are typically in the form of sales commissions paid to employees. The Company has elected to expense sales commissions associated with obtaining a contract as incurred as the amortization period is generally less than one year. These costs have been recorded in selling, general and administrative expenses. As of March 31, 2020, there were no contract assets recorded in the Company’s Consolidated Balance Sheets.

The Company’s contract liabilities arise as a result of unearned revenue received from customers at inception of contracts or where the timing of billing for services precedes satisfaction of our performance obligations. The Company generally satisfies performance obligations within one year from the contract inception date.

Contract liabilities, which were recorded as customer advances in the Company’s Consolidated Balance Sheets, and unearned revenue are comprised of the following:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2020	2019	2020	2019
Contract liabilities, beginning of period	$388,506	$294,650	$450,192	$857,842
Unearned revenue received from customers	41,874	61,928	334,893	81,684
Revenue recognized	(119,855)	(97,650)	(474,560)	(680,598)
Contract liabilities, end of period	$310,525	$258,928	$310,525	$258,928